UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

Portfolio 21
SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS: 86.7%
	Automobiles & Components: 2.1%
100,000	Denso Corp. (Japan)	$2,984,434
130,000	Johnson Controls, Inc. (United States)	4,288,700
		7,273,134
	Banks: 2.5%
285,000	HSBC Holdings PLC (United Kingdom)	2,888,159
30,000	Royal Bank of Canada (Canada)	1,755,723
437,484	UniCredit SpA (Italy)	1,289,950
96,000	Westpac Banking Corp. (Australia)	2,449,157
		8,382,989
	Capital Goods: 9.6%
150,000	ABB Ltd. (Switzerland)	3,279,101
60,000	Abengoa SA (Spain)	1,725,145
15,000	Acciona SA (Spain)	1,661,733
68,000	Apogee Enterprises, Inc. (United States)	1,075,080
240,000	Atlas Copco AB - Class A (Sweden)	3,719,649
51,000	Eaton Corp. (United States)	3,864,270
250,000	Hyflux Ltd. (Singapore)	606,567
45,000	Kurita Water Industries Ltd. (Japan)	1,276,430
150,000	Mitsubishi Electric Corp. (Japan) (a)	1,381,096
18,000	Schneider Electric SA (France)	2,102,944
34,000	Siemens AG - Registered Shares (Germany)	3,397,196
87,000	Skanska AB - Class B (Sweden)	1,580,202
213,300	SKF AB - Class B (Sweden)	3,789,169
80,000	Tennant Co. (United States)	2,191,200
138,000	Volvo AB - Class B (Sweden)	1,388,709
		33,038,491
	Commercial Services & Supplies: 0.2%
43,800	Herman Miller, Inc. (United States)	791,028

	Consumer Durables & Apparel: 4.1%
102,000	Electrolux AB - Class B (Sweden)	2,336,313
100,000	Koninklijke Philips Electronics NV - ADR (Netherlands)	3,202,000
58,000	Nike, Inc. (United States)	4,263,000
225,000	Sharp Corp. (Japan)	2,817,625
35,200	Shimano, Inc. (Japan)	1,560,344
		14,179,282
	Energy: 1.2%
76,000	Vestas Wind Systems A/S (Denmark) (a)	4,134,736

	Food & Staples Retailing: 2.8%
60,000	Carrefour SA (France)	2,890,955
200,000	Tesco PLC (United Kingdom)	1,322,311
114,000	United Natural Foods, Inc. (United States) (a)	3,206,820
57,000	Whole Foods Market, Inc. (United States) (a)	2,060,550
		9,480,636
	Food, Beverage & Tobacco: 0.3%
100,000	Cosan Ltd. - Class A (Brazil) (a)	943,000

	Health Care Equipment & Services: 3.3%
125,000	Baxter International, Inc. (United States)	7,275,000
80,000	Olympus Corp. (Japan)	2,571,667
150,000	Smith & Nephew PLC (United Kingdom)	1,497,897
		11,344,564
	Hotels, Restaurants & Leisure: 0.9%
56,000	Accor SA (France)	3,098,827

	Household & Personal Products: 1.3%
100,000	Kao Corp. (Japan)	2,536,161
100,000	Natura Cosmeticos SA (Brazil)	2,039,531
		4,575,692
	Insurance: 1.3%
135,000	Aviva PLC (United Kingdom)	788,650
9,000	Muenchener Rueckversicherungs AG (Germany)	1,459,957
42,000	Swiss Reinsurance (Switzerland)	2,060,749
		4,309,356
	Materials: 10.1%
20,900	Air Liquide (France)	2,510,598
105,000	Ecolab, Inc. (United States)	4,614,750
65,000	Johnson Matthey PLC (United Kingdom)	1,725,508
47,000	Novozymes A/S - Class B (Denmark)	5,199,574
70,000	Nucor Corp. (United States)	3,176,600
50,000	Praxair, Inc. (United States)	4,150,000
60,000	Schnitzer Steel Industries, Inc. (United States)	3,151,800
46,000	Sonoco Products Co. (United States)	1,416,340
342,000	Svenska Cellulosa AB - Class B (Sweden)	4,822,088
600,000	Teijin Ltd. (Japan)	2,016,864
50,000	Umicore (Belgium)	1,744,159
		34,528,281
	Media: 1.0%
100,000	British Sky Broadcasting Group PLC (United Kingdom)	913,612
300,000	Reed Elsevier PLC (United Kingdom)	2,389,499
		3,303,111
	Pharmaceuticals & Biotechnology: 11.1%
110,000	H. Lundbeck A/S (Denmark)	2,064,456
60,400	Johnson & Johnson (United States)	3,938,080
160,000	Novartis AG (Switzerland)	8,655,032
27,600	Novo-Nordisk A/S - ADR (Denmark)	2,128,512
115,000	Novo-Nordisk A/S - Class B (Denmark)	8,877,467
50,000	Roche Holding AG (Switzerland)	8,120,527
65,000	Waters Corp. (United States) (a)	4,390,100
		38,174,174
	Real Estate: 2.6%
75,000	British Land Co. PLC (United Kingdom)	546,675
100,000	Potlatch Corp. (United States)	3,504,000
115,000	ProLogis (United States)	1,518,000
17,000	Unibail-Rodamco SA (France)	3,441,658
		9,010,333
	Retailing: 3.7%
45,000	Hennes & Mauritz AB - Class B (Sweden)	2,926,207
700,000	Kingfisher PLC (United Kingdom)	2,279,147
200,000	Marks & Spencer Group PLC (United Kingdom)	1,124,019
275,000	Staples, Inc. (United States)	6,432,250
		12,761,623
	Semiconductors & Semiconductor Equipment: 1.7%
25,000	American Superconductor Corp. (United States) (a)	722,500
115,000	Applied Materials, Inc. (United States)	1,550,200
160,000	Intel Corp. (United States)	3,561,600
		5,834,300
	Software & Services: 5.3%
75,000	Adobe Systems, Inc. (United States) (a)	2,652,750
111,000	Autodesk, Inc. (United States) (a)	3,265,620
19,000	Google, Inc. (United States) (a)	10,773,190
30,000	VMware, Inc. (United States) (a)	1,599,000
		18,290,560
	Technology Hardware & Equipment: 8.7%
124,950	Canon, Inc. (Japan)	5,779,593
115,000	Cisco Systems, Inc. (United States) (a)	2,993,450
25,000	Echelon Corp. (United States) (a)	224,250
62,300	Hewlett-Packard Co. (United States)	3,311,245
46,000	International Business Machines Corp. (United States)	5,899,500
15,000	Itron, Inc. (United States) (a)	1,088,550
87,000	NetApp, Inc. (United States) (a)	2,832,720
285,000	Nokia OYJ - ADR (Finland)	4,428,900
61,500	Sunpower Corp. - Class A (United States) (a)	1,162,350
70,000	Tandberg ASA (Norway)	1,996,652
		29,717,210
	Telecommunication Services: 1.7%
250,000	Telefonica SA (Spain)	5,923,661

	Transportation: 4.1%
45,000	Canadian Pacific Railway Ltd. (Canada)	2,536,110
200,000	Deutsche Post AG (Germany)	3,463,960
53,000	East Japan Railway Co. (Japan)	3,687,589
180,000	Mitsui OSK Lines Ltd. (Japan)	1,294,391
375,000	MTR Corp. (Hong Kong)	1,418,531
56,375	TNT NV (Netherlands)	1,614,433
		14,015,014
	Utilities: 7.1%
35,000	EDF Energies Nouvelles SA (France)	1,674,742
145,000	EDP Renovaveis SA (Spain) (a)	1,132,959
700,000	Iberdrola Renovables SA (Spain)	2,903,144
400,004	National Grid PLC (United Kingdom)	3,893,784
65,000	Oest Elektrizitats (Austria)	2,575,296
50,000	Ormat Technologies, Inc. (United States)	1,407,000
80,000	Portland General Electric Co. (United States)	1,544,800
50,000	Red Electrica Corporacion SA (Spain)	2,682,958
210,000	Scottish & Southern Energy PLC (United Kingdom)	3,511,399
160,000	Severn Trent PLC (United Kingdom)	2,900,998
		24,227,080
	TOTAL COMMON STOCKS
	(Cost $260,550,491)	297,337,082

	PREFERRED STOCK: 1.9%
	Household & Personal Products: 1.9%
120,000	Henkel KGaA (Germany)	6,463,133

	TOTAL PREFERRED STOCK
	(Cost $3,789,377)	6,463,133

Principal
Amount
	SHORT-TERM INVESTMENTS: 10.8%
	Certificates of Deposit: 0.4%
	New Resource Bank
$500,000	0.850%, 07/22/2010	500,000
	Permaculture Credit Union
25,159	2.000%, 09/27/2010	25,159
	Self-Help Credit Union
100,000	2.050%, 08/20/2010	100,000
	ShoreBank
200,000	1.280%, 04/22/2010	200,000
286,650	1.070%, 08/12/2010	286,650
200,000	0.700%, 10/14/2010	200,000
		1,311,809
Shares
	Money Market Funds: 10.4%
16,674,877	AIM Liquid Assets - Institutional Class, 0.134% (b)	16,674,877
16,611,466	Fidelity Money Market Portfolio - Select Class, 0.160% (b)	16,611,466
2,308,974	Goldman Sachs Financial Square Government Fund - Institutional Class, 0.034% (b)	2,308,974
		35,595,317
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $36,907,126)	36,907,126

	TOTAL INVESTMENTS IN SECURITIES: 99.4%
	(Cost $301,246,994)	340,707,341
	Other Assets in Excess of Liabilities: 0.6%	1,962,404
	TOTAL NET ASSETS: 100.0%	$342,669,745

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	7-Day Yield.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows+:

Cost of investments	$301,301,556
Gross unrealized appreciation	66,909,141
Gross unrealized depreciation	(27,503,356)
Net unrealized appreciation	$39,405,785

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Country	Percent of Net Assets
Australia	0.71%
Austria	0.75%
Belgium	0.51%
Brazil	0.88%
Canada	1.25%
Denmark	6.54%
Finland	1.29%
France	4.59%
Germany	4.31%
Hong Kong	0.41%
Italy	0.38%
Japan	8.14%
Netherlands	1.41%
Norway	0.58%
Singapore	0.18%
Spain	4.68%
Sweden	6.00%
Switzerland	6.45%
United Kingdom	7.52%
United States	42.84%
Other Assets in Excess of Liabilities	0.58%
100.00%

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)
Portfolio 21 (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock^	$109,896,293	$187,440,789	$-	$297,337,082
Preferred Stock^	-	6,463,133		6,463,133
Short-Term Investments	35,595,317	1,311,809	-	36,907,126
Total Investments in Securities	$145,491,610	$195,215,731	$-	$340,707,341

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date   April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date   April 27, 2010

By (Signature and Title)*    /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   April 26, 2010

* Print the name and title of each signing officer under his or her signature.